Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Sell NT$ | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-07	2021-01
Sell NT$ | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-09	2021-03
Sell NT$ | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 153,952.4	$ 144,698.0
Sell US$ | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-07	2021-01
Sell US$ | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021-09	2021-03
Sell US$ | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			$ 1,738.7	$ 1,176.9